Equity	12 Months Ended
Dec. 31, 2021
Equity
Equity

(16)    Equity

Details of consolidated equity and movement are shown in the consolidated statement of changes in equity.

(a)	Share capital

At 31 December 2021 and 2020, the Company’s share capital amounts to Euros 119,603,705 and comprises:

●	Class A shares: 426,129,798 ordinary shares of Euros 0.25 par value each, subscribed and fully paid and of the same class and series.
●	Class B shares: 261,425,110 non-voting preference shares of 0.05 Euros par value each, of the same class and series, and with the preferential rights set forth in the Company’s by-laws.

The main characteristics of the Class B shares are as follows:

●	Each Class B share entitles its holder to receive a minimum annual preferred dividend out of the distributable profits at the end of each year equal to Euros 0.01 per Class B share provided that the aggregate preferred dividend does not exceed the distributable profits of that year and, subject, according to the commercial law, to the approval of the distribution of dividends by the Company’s shareholders. This preferred dividend is not cumulative if sufficient distributable profits are not obtained in the period.
●	Each Class B share is entitled to receive, in addition to the above-mentioned preferred dividend, the same dividends and other distributions as for one Grifols ordinary share.
●	Each Class B share entitles the holder to its redemption under certain circumstances, if a takeover bid for all or part of the shares in the Company has been made, except if holders of Class B shares have been entitled to participate in the bid on the same terms as holders of Class A shares. The redemption terms and conditions reflected in the Company’s by-laws limit the amount that may be redeemed, requiring that sufficient distributable reserves be available, and limit the percentage of shares to be redeemed in line with the ordinary shares to which the bid is addressed.
●	In the event the Company were to be wound up and liquidated, each Class B share entitles the holder to receive, before any amounts are paid to holders of ordinary shares, an amount equal to the sum of (i) the par value of the Class B share, and (ii) the share premium paid for the Class B share when it was subscribed. In addition to the Class B liquidation preference amount, each holder is entitled to receive the same liquidation amount that is paid for each ordinary share.

These shares are freely transferable.

Since 23 July 2012 the ADSs (American Depositary Shares) representing Grifols’ Class B shares (non-voting shares) have had an exchange ratio of 1:1 in relation to Class B shares, ie.1 ADS represents 1 Class B share. The previous rate was 2 ADS per 1 Class B share.

The Company’s knowledge of its shareholders is based on information provided voluntarily or in compliance with applicable legislation. According to the information available to the Company, there are no interests representing more than 10% of the Company’s total capital at 31 December 2021 and 2020.

At 31 December 2021 and 2020, the number of outstanding shares is equal to the total number of Company shares, less treasury stock.

Movement in outstanding shares during 2020 is as follows:

	Class A shares	Class B shares

Balance at 1 January 2020	426,129,798	258,010,058
(Acquisition) / disposal of treasury stock (note 16 (d))	—	402,888
Balance at 31 December 2020	426,129,798	258,412,946

Movement in outstanding shares during 2021 is as follows:

	Class A shares	Class B shares

Balance at 1 January 2021	426,129,798	258,412,946
(Acquisition) / disposal of treasury stock (note 16 (d))	(3,944,430)	(2,058,366)
Balance at 31 December 2021	422,185,368	256,354,580

(b)	Share premium

Movement in the share premium is described in the consolidated statement of changes in equity, which forms an integral part of this note to the consolidated financial statements.

(c)	Reserves

The drawdown of accumulated gains is subject to legislation applicable to each of the Group companies. At 31 December 2021, Euros 29,486 thousand equivalent to the carrying amount of development costs pending amortization of certain Spanish companies (Euros 40,362 thousand at 31 December 2020) (see note 8) are, in accordance with applicable legislation, restricted reserves which cannot be distributed until these development costs have been amortized.

Spanish companies are required to transfer at least 10% of the profits for each year to a reserve fund until such reserve reaches at least 20% of capital stock. This reserve is not distributable to shareholders and may only be used to cover, if no other reserves are available, the debit balance of the profit and loss account. Also, under certain conditions, the portion of this reserve in excess of 10% of the increased capital stock may be used to increase capital stock.

In June 2019, Kiro Grifols, S.L. increased capital by an amount of Euro 7,500 thousand. The Group continues to hold a 90% interest, with an increase in non-controlling interest that corresponds to 10%  of the capital increase.

In July 2019, the Group acquired 33 shares of Progenika Biopharma, S.A for an amount of Euros 4 thousand. As a result, the Group increased its interest from 99.99% to 100%. With this acquisition, the Group has the full control of Progenika Biopharma, S.A and therefore it ceased to have non-controlling interest.

In April 2019 and December 2019, the Group subscribed two share capital increases in Araclon Biotech, S.L of Euros 16.8 million and Euros 5.9 million, respectively. After the latter capital increase Grifols’ interest rises to 75.1%.

At 31 December 2019, Grifols delivered 90 shares of its subsidiary Grifols Diagnostic Solutions, Inc. in exchange fora contractual right to receive equity instruments in an associate (equivalent to 1,766 million of SR shares), because at that date no shares of Shanghai RAAS Blood Products Co. Ltd. were received. This transaction generated an impact on reserves of Euros 227 million (see note 11).

On 30 March 2020, the share exchange agreement was closed and Grifols received SRAAS shares corresponding to 26.2% of its share capital. Therefore, Grifols became the largest shareholder of SRAAS, while maintaining operational, political and economic control of GDS (see notes 11 and 18). This transaction generated an impact of Euros 408 million on reserves.

On 14 April 2020, Grifols made a contribution of Euros 10 million in cash that was recognized as a shareholder contribution in Plasmavita. The equity share of 50% remained unchanged after the contribution. However, with the new shareholder agreement signed on this date, it was concluded that Grifols has control over Plasmavita and, therefore, it was considered part of the group and it was fully consolidated (see note 3 (a), notes 11 and 18).

On 2 September 2020, Grifols signed an agreement to acquire all the shares of Alkahest Inc. (“Alkahest”) for a total amount of Euros 123,425 thousand (US Dollars 146,000 thousand). Likewise, as a result of agreements between shareholders, Grifols obtained control of Alkahest on 2 September 2020. As from this date, Alkahest was considered a group company and it was fully consolidated (see notes 3, 11 and 18).

In December 2020 the Group subscribed a share capital increase in VCN Biosciences, S.L. of Euros 5 million. After this capital increase Grifols’ interest rose to 86.827% (see note 18).

In December 2020, Kiro Grifols, S.L. increased capital by an amount of Euros 10,000 thousand. The Group continued to hold a 90% interest, with an increase in non-controlling interest that corresponds to 10% of the capital increase (see note 18).

In April 2021 Grifols Diagnostic Solutions, Inc paid to Shanghai RAAS Blood Produtcs Co.Ltd. a dividend for an amount of Euros 8,811 thousand (US Dollars 10,485 thousand) (see note 18).

In June 2021, the Group acquired 28,500 shares of Grifols Malaysia Sdn Bhd for Euros 6 thousand (US Dollars 7 thousand). As a result, the Group increased its interest from 30% to 49% (see note 18).

In October 2021 the Group subscribed a share capital increase in Araclon Biotech, S.L of Euros 10 million. After this capital increase Grifols’ interest rises to 75.85% (see note 18).

At 31 December 2021 and 2020 reserves include the IFRS-IASB first-time adoption revaluation reserves and legal reserve of certain Group companies.

Legal reserve

Companies in Spain are obliged to transfer 10% of each year’s profits to a legal reserve until this reserve reaches an amount equal to 20% of share capital. This reserve is not distributable to shareholders and may only be used to offset losses if no other reserves are available. Under certain conditions it may be used to increase share capital provided that the balance left on the reserve is at least equal to 10% of the nominal value of the total share capital after the increase.

At 31 December 2021 and 2020 the legal reserve of the Parent amounts to Euros 23,921 thousand which corresponds to 20% of the share capital.

Distribution of the legal reserves of Spanish companies is subject to the same restrictions as those of the Company and at 31 December 2021 and 2020 the balance of the legal reserve of other Spanish companies amounts to Euros 2,066 thousand.

Other foreign Group companies have a legal reserve amounting to Euros 3,805 thousand at 31 December 2021 (Euros 3,677 thousand at 31 December 2020).

Hedging reserve

The hedging reserve includes the cash flow hedge reserve and the costs of hedging reserve, see note 4(l) for details. The cash flow hedge reserve is used to recognise the effective portion of gains or losses on derivatives that are designated and qualify as cash flow hedges, as described in note 30.

The group defers the changes in the forward element of forward contracts and the time value of option contracts in the costs of hedging reserve.

(d)	Treasury stock

Movement in Class A treasury stock during the year ended 31 December 2021 is as follows:

	No. of Class A
	shares	Thousands of Euros
Balance at 1 January 2021	—	—
Disposal Class A shares	—	—
Acquisition Class A shares	3,944,430	89,959
Balance at 31 December 2021	3,944,430	89,959

At the meeting held on 11 March 2021, the Board of Directors agreed to implement a program to repurchase Grifols’ treasury stock (the Buyback Program), in accordance with the authorization granted by Grifols’ shareholders at an ordinary general meeting held on 9 October 2020, under point twelve of the agenda. The Buyback Program was created with the aim of using

Grifols’ treasury stock (Class A and Class B) as consideration in certain future acquisitions that Grifols may make (as the company has done on previous occasions).

This Buyback Program began on 12 March 2021 and has been in force until 14 June 2021 (both dates included).

Grifols entrusted the execution of the Buyback Program to an independent bank, and therefore Grifols has not exercised any control over the bank’s decisions in this regard.

At 31 December 2020 the Company did not have any Class A treasury stock.

Movement in Class B treasury stock during 2020 was as follows:

	No. of Class B
	shares	Thousands of Euros
Balance at 1 January 2020	3,415,052	49,584
Disposal Class B shares	(402,888)	(5,850)
Balance at 31 December 2020	3,012,164	43,734

Movement in Class B treasury stock during 2021 is as follows:

	No. of Class B
	shares	Thousands of Euros
Balance at 1 January 2021	3,012,164	43,734
Disposal Class B shares	(361,530)	(5,248)
Acquisition Class B shares	2,419,896	35,744
Balance at 31 December 2021	5,070,530	74,230

In March 2021, the Group delivered 361,530 treasury stocks (Class B shares) to eligible employees as compensation under the Restricted Share Unit Retention Plan (see note 29).

In March 2020 the Group delivered 402,888 treasury stocks (Class B shares) to eligible employees as compensation under the Restricted Share Unit Retention Plan (see note 29).

The Parent held Class A and B treasury stock equivalent to 1.3% of its capital at 31 December 2021 (0.4% of its capital in Class B treasury stock at 31 December 2020).

(e)	Distribution of profit

The profits of Grifols, S.A. and subsidiaries will be distributed as agreed by respective shareholders at their general meetings.

The proposed distribution of profit of the Parent Grifols, S.A. for the years ended 31 December 2021, and the distribution of profit approved for 2020, presented at the general meeting held on 21 May 2021, is as follows:

	Thousands of Euros
	31/12/2021	31/12/2020
Voluntary reserve	(140,728)	62,134
Dividends	—	2,614
Profit of the Parent	(140,728)	64,748

The following dividends were paid in 2020:

	31/12/2020
	% of par value	Euros per share	Thousands of Euros
Ordinary shares	65%	0.16	68,859
Non-voting shares	323%	0.16	41,757
Non-voting shares (preferred dividend)	20%	0.01	2,614
Total dividends paid			113,230

The following dividends were paid in 2021:

	31/12/2021
	% of par value	Euros per share	Thousands of Euros
Ordinary shares	146%	0.36	154,005
Non-voting shares	729%	0.36	93,515
Non-voting shares (preferred dividend)	20%	0.01	2,614
Total dividends paid			250,134

During 2020 and 2021 no interim dividend has been paid.

At a general meeting held on 8 and 9 October 2020 the shareholders of Grifols S.A. approved the distribution of a preferred dividend of Euros 0.01 for every Class B non-voting share.

At the general meeting held on 21 May 2021 the shareholders of Grifols S.A. approved the distribution of a preferred dividend of Euros 0.01 for every Class B non-voting share, together with the approval of an ordinary dividend of Euros 0.36 for Class A and Class B share charged to voluntary reserves of the Company for an amount of Euros 247,520 thousand.

The distribution of the profit for the years ended 31 December 2020 and 2021 is presented in the consolidated statement of changes in equity.

(f)   Restricted Share Unit Retention Plan

The Group has set up a Restricted Share Unit Retention Plan (hereinafter RSU Plan) for certain employees (see note 29). This commitment will be settled using equity instruments and the cumulative accrual amounts to Euros 9,838 thousand at 31 December 2021 (Euros 13,880 thousand at 31 December 2020).